Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS
July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.4%
	ARGENTINA — 0.2%
249	MercadoLibre, Inc.*	$390,606
	AUSTRALIA — 4.4%
92,296	ALS Ltd.	864,309
2,822	Atlassian Corp. PLC - Class A*	917,489
322,870	Boral Ltd.*	1,703,998
41,417	carsales.com Ltd.	666,105
6,474	CSL Ltd.	1,374,840
194,469	Harvey Norman Holdings Ltd.	810,495
34,777	IDP Education Ltd.	721,127
107,485	Link Administration Holdings Ltd.	382,393
28,967	SEEK Ltd.	623,222
84,992	Technology One Ltd.	589,749
		8,653,727
	BELGIUM — 0.3%
4,897	Solvay S.A.	653,272
	CANADA — 3.2%
39,923	CAE, Inc.*	1,218,849
13,446	Descartes Systems Group, Inc.*	974,669
41,500	Loblaw Cos. Ltd.	2,805,784
15,687	Open Text Corp.	814,312
6,972	Ritchie Bros Auctioneers, Inc.	416,438
		6,230,052
	CZECH REPUBLIC — 0.1%
24,568	Avast PLC[1]	198,117
	DENMARK — 1.6%
4,897	Chr Hansen Holding A/S	440,292
4,316	Coloplast A/S - Class B	789,181
13,778	Demant A/S*	841,892
10,873	GN Store Nord A/S	952,638
		3,024,003
	FRANCE — 3.8%
4,316	Air Liquide S.A.	750,184
4,565	BioMerieux	544,295
19,090	Cie de Saint-Gobain	1,363,874
4,565	Cie Generale des Etablissements Michelin	745,394
20,750	Dassault Systemes S.E.	1,144,641
4,067	EssilorLuxottica S.A.	767,573
5,810	Pernod Ricard S.A.	1,282,136

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
16,434	Sanofi - ADR	$847,337
		7,445,434
	GERMANY — 4.0%
5,810	Continental AG*	789,537
5,810	Fresenius Medical Care A.G. & Co. KGaA	458,427
10,209	HeidelbergCement AG	905,274
5,893	Merck KGaA	1,206,464
13,529	Nemetschek S.E.	1,194,218
5,395	Puma S.E.	662,130
830	Rational AG	901,343
6,557	Siemens AG	1,023,073
4,897	Symrise AG	721,793
		7,862,259
	IRELAND — 1.1%
3,984	Flutter Entertainment PLC*	681,316
8,715	Kingspan Group PLC	947,651
5,478	Seagate Technology Holdings PLC	481,516
		2,110,483
	ISRAEL — 1.4%
8,300	Check Point Software Technologies Ltd.*	1,054,930
130,974	ICL Group Ltd.	955,911
2,324	Nice Ltd. - ADR*	647,583
		2,658,424
	ITALY — 1.7%
110,224	Davide Campari-Milano S.p.A.	1,550,145
14,857	Interpump Group S.p.A.	927,558
12,118	Moncler S.p.A.	833,432
		3,311,135
	JAPAN — 31.5%
8,300	ABC-Mart, Inc.	455,271
66,400	Amada Co., Ltd.	676,403
33,200	Anritsu Corp.	577,786
16,600	Asahi Intecc Co., Ltd.	447,406
49,800	Asics Corp.	1,092,651
8,300	Bandai Namco Holdings, Inc.	533,998
41,500	Brother Industries Ltd.	837,563
33,200	Capcom Co., Ltd.	909,030
33,200	Casio Computer Co., Ltd.	537,553
16,600	Change, Inc.*	382,821
33,200	CyberAgent, Inc.	594,121
16,600	Denso Corp.	1,131,674

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
24,900	Ebara Corp.	$1,220,610
16,600	Elecom Co., Ltd.	291,162
16,600	Fancl Corp.	524,847
24,900	Fuji Electric Co., Ltd.	1,079,945
66,400	Fuji Media Holdings, Inc.	717,543
16,600	FUJIFILM Holdings Corp.	1,184,461
8,300	Fujitsu Ltd.	1,404,005
16,600	Hamamatsu Photonics KK	918,105
8,300	Harmonic Drive Systems, Inc.	456,784
8,300	Hisamitsu Pharmaceutical Co., Inc.	361,116
16,600	Hitachi Construction Machinery Co., Ltd.	465,103
8,300	Horiba Ltd.	566,442
49,800	Infomart Corp.	408,836
91,300	Isetan Mitsukoshi Holdings Ltd.	613,103
8,300	Japan Airport Terminal Co., Ltd.*	356,200
8,300	JMDC, Inc.*	423,508
8,300	Justsystems Corp.	480,228
24,900	Kaneka Corp.	981,253
33,200	Kewpie Corp.	744,164
8,300	Kobayashi Pharmaceutical Co., Ltd.	659,462
41,500	Komatsu Ltd.	1,069,736
24,900	Konami Holdings Corp.	1,370,351
99,600	Konica Minolta, Inc.	508,210
49,800	K's Holdings Corp.	585,802
16,600	Kyocera Corp.	1,018,990
24,900	Kyowa Kirin Co., Ltd.	806,556
16,600	Lion Corp.	286,473
16,600	M3, Inc.	1,078,433
16,600	Mabuchi Motor Co., Ltd.	620,137
16,600	Mani, Inc.	352,268
16,600	Matsumotokiyoshi Holdings Co., Ltd.	733,576
8,300	Milbon Co., Ltd.	455,271
16,600	MISUMI Group, Inc.	574,761
99,600	Mitsubishi Chemical Holdings Corp.	830,923
24,900	Nexon Co., Ltd.	510,025
8,300	Nihon Kohden Corp.	252,592
33,200	Nihon M&A Center, Inc.	919,617
16,600	Nihon Unisys Ltd.	497,622
41,500	Nikon Corp.	383,048
41,500	Nippon Television Holdings, Inc.	460,187
16,600	Nissan Chemical Corp.	807,690
16,600	Nissin Foods Holdings Co., Ltd.	1,179,772
8,300	Nitto Denko Corp.	612,574

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
24,900	Nomura Research Institute Ltd.	$798,615
8,300	NS Solutions Corp.	262,802
83,000	Oji Holdings Corp.	475,690
24,900	Olympus Corp.	509,457
33,200	Ono Pharmaceutical Co., Ltd.	751,878
33,200	Pan Pacific International Holdings Corp.	690,620
16,600	Persol Holdings Co., Ltd.	332,000
8,300	Pigeon Corp.	238,223
24,900	Pola Orbis Holdings, Inc.	593,062
33,200	Rakus Co., Ltd.	931,718
16,600	Rohto Pharmaceutical Co., Ltd.	435,457
16,600	Ryohin Keikaku Co., Ltd.	335,630
74,700	Sanwa Holdings Corp.	901,164
8,300	Sawai Group Holdings Co., Ltd.	353,932
8,300	SCSK Corp.	497,622
8,300	SHIFT, Inc.*	1,518,579
16,600	Shimadzu Corp.	665,513
33,200	Skylark Holdings Co., Ltd.*	446,498
8,300	SMS Co., Ltd.	231,795
16,600	Sohgo Security Services Co., Ltd.	772,902
232,400	Sumitomo Chemical Co., Ltd.	1,200,645
91,300	Sumitomo Rubber Industries Ltd.	1,220,384
24,900	Sundrug Co., Ltd.	805,421
16,600	Suzuki Motor Corp.	670,050
49,800	Takara Holdings, Inc.	576,727
24,900	TBS Holdings, Inc.	372,536
24,900	Terumo Corp.	961,287
16,600	Toho Co., Ltd.	719,964
24,900	Toho Gas Co., Ltd.	1,209,266
16,600	TOTO Ltd.	853,066
41,500	Toyo Suisan Kaisha Ltd.	1,582,483
16,600	Tsumura & Co.	521,066
8,300	Tsuruha Holdings, Inc.	976,337
		61,360,157
	LUXEMBOURG — 0.3%
24,402	Tenaris S.A. - ADR	498,777
	NETHERLANDS — 2.4%
3,403	ASML Holding N.V.	2,609,216
18,841	JDE Peet’s N.V.	634,056
5,063	Koninklijke DSM N.V.	1,020,330

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
8,300	QIAGEN N.V.*	$438,157
		4,701,759
	NORWAY — 0.4%
95,367	Orkla A.S.A.	866,791
	SINGAPORE — 0.3%
224,100	SATS Ltd.*	663,644
	SPAIN — 0.3%
22,991	Grifols S.A.	584,513
	SWEDEN — 5.4%
23,074	AddTech A.B. - B Shares	480,032
17,098	Atlas Copco A.B. - A Shares	1,156,546
46,646	Dometic Group A.B.[1]	792,062
31,789	Elekta A.B. - Class B	464,046
31,872	Epiroc A.B. - Class A	744,560
27,971	Getinge A.B. - B Shares	1,216,159
36,852	Hennes & Mauritz AB - B Shares*	771,467
53,950	Husqvarna AB - Class B	755,567
19,671	Paradox Interactive A.B.	396,205
31,623	Sandvik AB	824,379
28,469	SKF AB - Class B	757,047
1,826	Spotify Technology S.A.*	417,551
62,167	Tele2 A.B. - B Shares	913,636
34,113	Trelleborg AB - Class B	843,300
		10,532,557
	SWITZERLAND — 1.6%
1,494	Geberit A.G.	1,226,125
9,628	Novartis A.G. - ADR	889,531
2,490	Roche Holding AG	962,564
		3,078,220
	UNITED KINGDOM — 5.8%
7,052	AstraZeneca PLC - ADR	403,656
14,359	Burberry Group PLC	412,058
26,809	Coca-Cola HBC A.G.	1,013,477
161,850	ConvaTec Group PLC[1]	533,092
7,636	Croda International PLC	893,927
97,525	DS Smith PLC	573,562
38,678	Entain PLC	976,840
37,433	IMI PLC	913,910
83,083	JD Sports Fashion PLC	1,036,165

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
76,194	Meggitt PLC*	$496,947
7,304	Reckitt Benckiser Group PLC*	560,867
6,640	Renishaw PLC	471,751
60,590	Sage Group PLC	591,037
15,355	Smith & Nephew PLC - ADR	628,480
33,532	Smiths Group PLC	725,193
5,229	Spirax-Sarco Engineering PLC	1,091,248
		11,322,210
	UNITED STATES — 29.6%
1,577	ABIOMED, Inc.*	515,900
6,308	Activision Blizzard, Inc.	527,475
2,573	Adobe, Inc.*	1,599,454
7,304	Advance Auto Parts, Inc.	1,548,886
6,640	Agilent Technologies, Inc.	1,017,447
7,055	Akamai Technologies, Inc.*	846,036
664	Align Technology, Inc.*	462,011
9,794	Amphenol Corp. - Class A	709,967
4,648	Analog Devices, Inc.	778,168
1,826	Becton, Dickinson and Co.	466,999
3,320	Best Buy Co., Inc.	373,002
2,573	Biogen, Inc.*	840,676
10,790	Bristol-Myers Squibb Co.	732,317
14,691	Brown-Forman Corp. - Class B	1,041,886
415	Cable One, Inc.	783,516
33,698	Church & Dwight Co., Inc.	2,917,573
2,158	Cintas Corp.	850,640
9,960	Cisco Systems, Inc.	551,485
2,822	Cooper Cos., Inc.	1,190,235
18,509	Corning, Inc.	774,787
18,426	Corteva, Inc.	788,264
7,470	CoStar Group, Inc.*	663,709
4,399	Danaher Corp.	1,308,659
3,569	Dollar Tree, Inc.*	356,151
27,805	Dun & Bradstreet Holdings, Inc.*	582,793
8,300	Dynatrace, Inc.*	530,121
4,814	Eaton Corp. PLC	760,853
8,964	eBay, Inc.	611,434
2,241	Edwards Lifesciences Corp.*	251,597
7,304	Electronic Arts, Inc.	1,051,484
3,320	Eli Lilly & Co.	808,420
15,521	Emerson Electric Co.	1,565,914
3,486	F5 Networks, Inc.*	719,894

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,407	Facebook, Inc. - Class A*	$857,614
18,592	Fastenal Co.	1,018,284
8,300	Genuine Parts Co.	1,053,436
6,308	Gilead Sciences, Inc.	430,773
14,608	Graco, Inc.	1,140,593
11,869	Hasbro, Inc.	1,180,253
7,055	Hershey Co.	1,261,998
1,162	HubSpot, Inc.*	692,575
1,245	Illumina, Inc.*	617,209
14,276	Ingersoll Rand, Inc.*	697,668
7,470	Intel Corp.	401,288
2,739	Intuit, Inc.	1,451,588
24,900	Keurig Dr Pepper, Inc.	876,729
1,992	Lam Research Corp.	1,269,721
3,735	Masimo Corp.*	1,017,377
8,632	NVIDIA Corp.	1,683,154
2,988	Parker-Hannifin Corp.	932,346
5,395	PayPal Holdings, Inc.*	1,486,484
6,142	Pegasystems, Inc.	783,965
12,284	PPG Industries, Inc.	2,008,680
4,482	Qorvo, Inc.*	849,742
4,814	QUALCOMM, Inc.	721,137
2,905	Repligen Corp.*	713,758
3,071	Stryker Corp.	832,057
4,731	Synopsys, Inc.*	1,362,481
2,324	Take-Two Interactive Software, Inc.*	403,028
1,992	Thermo Fisher Scientific, Inc.	1,075,700
4,814	Tractor Supply Co.	870,997
7,470	Trade Desk, Inc. - Class A*	611,868
6,972	Twitter, Inc.*	486,297
1,162	Ulta Beauty, Inc.*	390,200
		57,706,753
	TOTAL COMMON STOCKS
	(Cost $139,381,331)	193,852,893
	WARRANTS — 0.0%
	SWITZERLAND — 0.0%
26,568	Cie Financiere Richemont S.A., Expiration Date: November 22, 2023*	19,348
	TOTAL WARRANTS
	(Cost $0)	19,348

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
July 31, 2021 (Unaudited)

Value
TOTAL INVESTMENTS — 99.4%
(Cost $139,381,331)	$193,872,241

Other Assets in Excess of Liabilities — 0.6%	1,106,500
TOTAL NET ASSETS — 100.0%	$194,978,741

ADR –	American Depository Receipt
PLC –	Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,523,271, which represents 0.78% of total net assets of the Fund.